Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 3. Inventory

Inventory consists of finished goods and raw materials used to manufacture the Company’s products by one of our contract manufacturers for the three months ended March 31, 2022 and 2021. The Company records charges for obsolete and slow-moving inventory based on the age of the product as determined by the expiration date or otherwise determined to be obsolete. Products within one year of their expiration dates are considered for write-off purposes. Inventory write-downs, once established, are not reversed as they establish a new cost basis for the inventory. Historically, the Company has had minimal returns with established customers. The Company accounts for its inventory on a First-in First-out basis.

The components of inventory as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

	March 31, 2022	December 31, 2021
Raw Materials	$746	$694
Finished Goods	229	1,144
Inventory	975	1,838
Less: inventory writedown	—	(8)
Inventory	$975	$1,830

Note 3. Inventory

The components of inventory as of December 31, 2021 and 2020 were as follows (in thousands):

	As of December 31,
	2021	2020
Raw Materials	$694	$437
Finished Goods	1,144	700
Inventory	1,838	1,137
Less: inventory write downs	(8)	(105)
Inventory	$1,830	$1,032